Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 — INTANGIBLE ASSETS

Total intangible assets consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	5,783	(1,331)	4,452

	December 31, 2021
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	5,783	(762)	5,021

Amortization expense was $570 thousand, $524 thousand, and $104 thousand, for the years ended December 31, 2022, 2021, and 2020, respectively. Estimated annual amortization expense for each of the next five years is expected to be $570 thousand.

In March 2021, Purex received an update from Amazon regarding a new Environmental Protection Agency (“EPA”) regulation. Following the new EPA regulation, Amazon categorized Purex’s product as a pesticide product. Amazon requires that pesticide products be filed with evidence of an EPA registration number and/or EPA Establishment number or certification that the product is exempt from EPA regulation, otherwise the existing listing (of the product) may be subject to removal. The Group examined the related costs following the requirement to comply with such regulations and decided to write off the intangible asset balance in a total amount of $87 thousands during 2021 following the EPA regulation update.